Other Income - Summary of Other Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating income [abstract]
Account management service fees	¥ 1,131,607	¥ 1,094,030	¥ 3,507,999
Others	12,163	143,974	367,408
Other income	¥ 1,143,770	¥ 1,238,004	¥ 3,875,407